PLANT, EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Assets under construction	$ 3,746	$ 3,655